INCOME TAX - Additional Information (Details) - ROMAN DBDR TECH ACQUISITION CORP.	4 Months Ended
Dec. 31, 2020 USD ($)
Net operating loss carryover	$ 49,757
Change in valuation allowance	$ 34,672